Interest expense and finance costs (Tables)	9 Months Ended
Sep. 30, 2015
Interest Expense And Finance Costs [Abstract]
Interest And Finance Costs
	Nine months ended
	Sep 30, 2015	Sep 30, 2014
Interest incurred	9,023,901	5,032,293
Capitalized interest	(2,266,311)	(2,744,165)
Amortization of deferred financing charges	1,188,099	658,624
	7,945,689	2,946,752